Note 5 - Impairment charge (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used in current estimate of value in use	2.00%	2.00%	2.00%
Impairment charge		$ 76,725	$ 57,075
Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge		63,100
All other segments [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge		$ 13,600
Bottom of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	12.50%	13.40%	10.90%
Top of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	21.40%	20.20%	18.80%
NKKTUBES [member] | Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			$ 57,000